Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	May 02, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015
C000025035
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 16,662	$ 16,499	$ 16,295	$ 16,132	$ 15,847	$ 15,433	$ 15,471	$ 14,911	$ 14,660	$ 14,486	$ 14,544	$ 14,332	$ 14,061	$ 14,313	$ 14,409	$ 14,795	$ 14,332	$ 13,987	$ 13,736	$ 13,682	$ 13,467	$ 13,664	$ 13,556	$ 13,538	$ 13,682	$ 13,161	$ 12,461	$ 12,641	$ 12,928	$ 13,297	$ 13,073	$ 12,729	$ 12,832	$ 12,746	$ 12,557	$ 12,953	$ 12,282	$ 11,955	$ 10,871	$ 11,112	$ 11,817	$ 11,653	$ 11,325	$ 12,129	$ 12,064	$ 12,671	$ 12,753	$ 13,015	$ 13,196	$ 13,163	$ 13,442	$ 13,442	$ 13,803	$ 13,675	$ 13,816	$ 13,925	$ 13,707	$ 13,270	$ 13,551	$ 13,660	$ 13,753	$ 13,302	$ 12,725	$ 12,725	$ 12,974	$ 12,641	$ 12,076	$ 11,293	$ 10,278	$ 9,930	$ 12,554	$ 12,699	$ 12,627	$ 12,119	$ 12,134	$ 12,119	$ 11,844	$ 12,569	$ 12,322	$ 11,829	$ 11,902	$ 11,873	$ 11,829	$ 11,800	$ 11,212	$ 11,154	$ 11,313	$ 11,414	$ 11,255	$ 11,602	$ 11,241	$ 11,544	$ 12,021	$ 12,252	$ 12,065	$ 12,122	$ 11,945	$ 11,811	$ 12,026	$ 11,959	$ 11,784	$ 11,596	$ 11,462	$ 11,368	$ 11,274	$ 11,207	$ 11,140	$ 10,818	$ 10,642	$ 10,511	$ 10,786	$ 10,786	$ 10,747	$ 10,813	$ 10,708	$ 10,485		$ 10,550	$ 10,406	$ 10,105	$ 9,961	$ 10,000
C000025038
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 17,041	16,739	17,200	16,465	15,586	15,076	15,219	14,318	13,703	13,374	13,388	13,259	13,116	13,574	14,032	14,590	14,232	14,001	14,100	13,959	13,565	13,565	13,241	12,608	12,960	12,594	11,510	12,045	12,594	13,027	12,240	11,792	12,064	12,091	12,050	12,960	11,806	12,037	10,422	10,245	11,548	11,708	11,296	12,044	11,958	12,857	13,508	14,787	15,611	15,915	17,042	16,988	17,779	17,346	18,500	18,343	18,343	17,829	18,636	18,542	17,713	16,885	15,637	15,186	15,448	14,868	14,060	12,942	12,373	11,196	14,229	14,708	15,107	14,389	14,209	13,830	13,650	14,020	14,129	13,072	13,990	13,371	13,022	12,782	11,568	11,975	11,326	12,538	12,974	13,866	13,866	14,593	14,836	15,340	15,524	16,203	15,119	14,519	14,432	13,900	13,803	13,387	12,584	12,401	11,927	11,250	10,756	10,553	10,010	10,164	10,828	10,944	10,828	10,530	10,135	9,904		9,972	9,837	8,817	9,038	10,000
C000025040
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,504	16,218	16,662	15,961	15,117	14,612	14,754	13,899	13,287	12,974	12,988	12,874	12,732	13,187	13,629	14,170	13,828	13,611	13,709	13,569	13,190	13,190	12,881	12,263	12,614	12,263	11,209	11,729	12,277	12,694	11,933	11,498	11,757	11,797	11,770	12,640	11,525	11,757	10,194	10,017	11,294	11,443	11,053	11,790	11,703	12,592	13,242	14,499	15,311	15,615	16,720	16,677	17,457	17,034	18,177	18,030	18,041	17,537	18,334	18,250	17,443	16,625	15,397	14,957	15,230	14,662	13,864	12,756	12,207	11,049	14,053	14,522	14,922	14,223	14,043	13,664	13,494	13,864	13,973	12,925	13,844	13,235	12,895	12,656	11,458	11,875	11,225	12,429	12,866	13,749	13,759	14,487	14,720	15,235	15,419	16,099	15,031	14,439	14,361	13,837	13,749	13,341	12,545	12,370	11,904	11,234	10,739	10,545	10,010	10,164	10,841	10,957	10,841	10,551	10,164	9,942	$ 10,000
C000125662
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 66,641	62,534	53,773	55,881	47,174	38,761	39,625	38,464	36,762	33,872	29,469	28,605	25,201	27,227	29,172	27,686	26,579	26,048	23,788	24,787	23,104	22,342	18,846	20,055	22,027	21,922	19,503	18,689	20,739	21,632	21,028	21,501	23,052	22,079	19,162	22,106	19,950	19,687	16,559	16,822	16,954	18,426	18,636	21,554	23,814	26,075	23,788	21,527	23,026	22,579	22,631	20,844	22,868	24,163	23,636	27,235	23,911	22,215	21,825	24,851	26,777	25,126	26,914	28,152	29,711	29,970	25,784	23,300	21,330	14,951	17,503	19,338	19,316	17,234	18,219	17,593	19,607	17,772	16,988	14,459	13,810	14,750	15,108	15,063	13,922	12,467	12,745	12,901	13,213	14,999	15,624	15,758	15,691	15,490	15,178	16,673	16,514	15,385	15,385	16,297	17,427	16,297	16,232	15,949	15,732	16,341	16,384	17,058	14,794	14,690	17,749	19,143	18,019	21,286	19,371	15,855		17,957	13,587	12,651	9,717	10,000
C000025041
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 22,252	21,701	20,572	20,891	19,808	18,460	18,512	17,573	17,003	17,541	16,893	16,965	16,304	17,754	17,398	17,735	17,716	17,928	17,511	18,275	17,454	17,234	15,751	15,517	16,779	16,136	15,795	16,874	17,183	17,771	16,477	15,276	16,667	16,864	17,041	18,433	17,403	18,862	17,942	15,944	17,550	17,129	15,917	19,338	18,040	19,573	17,678	15,905	16,055	15,669	16,375	14,969	15,102	15,345	16,108	16,078	15,513	14,949	15,057	13,874	13,501	12,234	10,756	10,925	11,057	10,216	9,079	8,769	8,442	6,858	9,400	10,269	11,335	10,329	10,335	10,424	10,430	10,912	11,400	10,335	11,591	11,460	11,192	11,287	10,132	11,198	11,894	13,216	12,829	13,865	14,044	14,300	14,222	13,424	13,478	14,460	14,127	12,948	12,752	13,115	12,412	12,889	12,079	12,525	13,151	13,883	14,055	14,913	14,371	14,782	13,323	13,782	13,216	13,180	12,835	12,293		12,781	11,097	9,936	9,608	10,000
C000025043
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 21,718	21,182	20,088	20,400	19,347	18,039	18,092	17,176	16,626	17,150	16,527	16,593	15,950	17,375	17,031	17,362	17,349	17,565	17,157	17,908	17,105	16,898	15,441	15,221	16,458	15,830	15,500	16,561	16,866	17,448	16,182	15,004	16,377	16,566	16,749	18,123	17,115	18,551	17,644	15,684	17,272	16,860	15,667	19,046	17,766	19,282	17,419	15,674	15,829	15,444	16,146	14,767	14,897	15,139	15,894	15,869	15,312	14,761	14,873	13,703	13,338	12,094	10,633	10,800	10,937	10,100	8,981	8,674	8,354	6,786	9,307	10,167	11,225	10,235	10,235	10,333	10,339	10,819	11,311	10,253	11,501	11,372	11,108	11,200	10,063	11,120	11,815	13,130	12,749	13,776	13,960	14,218	14,145	13,352	13,413	14,390	14,058	12,891	12,700	13,063	12,368	12,841	12,036	12,485	13,112	13,849	14,022	14,882	14,341	14,753	13,302	13,763	13,198	13,167	12,823	12,282		12,774	11,096	9,934	9,608	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Account Value	$ 11,167	11,156	11,129	11,154	11,078	10,919	11,082	10,875	10,926	10,622	10,558	10,397	10,335	10,571	10,526	10,893	10,712	10,469	10,185	10,165	10,029	10,295	10,238	10,376	10,509	10,088	9,607	9,730	10,029	10,161	10,104	10,102	10,297	10,245	9,932	10,265	9,949	9,907	9,461	9,531	10,067	10,486	10,256	10,593	10,564	11,173	11,530	11,675	11,937	11,966	12,003	12,036	12,272	12,323	12,169	12,249	12,153	12,004	12,235	12,483	12,617	12,463	12,251	12,263	12,304	12,344	11,963	11,857	11,792	11,576	11,833	11,746	11,591	11,532	11,624	11,548	11,671	11,425	11,451	11,204	11,048	11,079	10,940	11,001	10,836	10,622	10,583	10,695	10,784	10,780	10,797	10,845	10,929	11,101	10,984	11,082	10,961	10,921	10,808	10,851	10,947	10,838	10,664	10,673	10,518	10,402	10,389	10,336	10,225	10,268	10,685	10,975	10,922	10,972	10,889	10,581		10,713	10,578	10,314	10,097	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 22,350	21,762	22,266	21,427	20,136	19,843	19,500	18,402	17,562	17,301	17,211	17,203	17,013	17,058	17,657	18,470	17,386	17,106	17,064	16,434	16,339	16,230	15,893	15,214	15,886	15,278	14,116	14,707	15,089	15,967	15,026	14,462	14,654	14,787	14,391	15,312	14,226	14,421	12,640	12,991	14,680	14,580	14,562	15,682	15,656	16,566	16,844	17,352	17,745	17,369	18,080	17,921	18,616	18,173	19,351	19,270	18,829	18,303	18,523	18,284	17,795	16,570	15,103	14,836	15,078	14,725	13,513	12,568	12,453	11,362	13,557	14,340	15,030	14,005	14,032	13,469	13,216	13,896	14,072	13,278	14,278	14,012	13,894	13,846	12,775	13,108	12,572	13,802	13,920	14,297	14,005	14,656	15,165	15,226	15,502	16,241	15,037	14,514	14,456	13,966	14,014	13,713	12,980	12,855	12,522	12,271	11,967	11,580	10,990	10,971	11,502	11,502	11,355	11,089	10,569	10,183		10,574	10,503	9,313	9,331	10,000
MSCI Emerging Markets IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Account Value	$ 21,247	20,687	21,167	20,369	19,142	18,863	18,537	17,493	16,695	16,447	16,361	16,354	16,173	16,216	16,786	17,558	16,527	16,261	16,221	15,622	15,533	15,429	15,109	14,463	15,102	14,523	13,419	13,981	14,344	15,179	14,284	13,748	13,930	14,056	13,680	14,556	13,523	13,709	12,016	12,350	13,955	13,860	13,843	14,908	14,883	15,748	16,012	16,495	16,869	16,511	17,187	17,036	17,697	17,276	18,396	18,318	17,899	17,399	17,608	17,381	16,916	15,752	14,357	14,103	14,333	13,997	12,846	11,948	11,839	10,801	12,887	13,632	14,288	13,313	13,339	12,804	12,563	13,209	13,377	12,622	13,573	13,320	13,208	13,163	12,144	12,461	11,951	13,120	13,233	13,591	13,314	13,933	14,416	14,474	14,737	15,439	14,295	13,798	13,742	13,276	13,322	13,036	12,339	12,220	11,904	11,665	11,376	11,008	10,447	10,430	10,934	10,934	10,794	10,542	10,047	9,680	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185		10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185		10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185		10,172	10,024	9,332	9,397	10,000
50% GBI-EM 50% EMBI
Account Value [Line Items]
Line Graph and Table Measure Name	50% GBI-EM 50% EMBI
Account Value	$ 15,089	14,923	14,793	14,604	14,376	14,109	14,073	13,716	13,544	13,343	13,291	13,144	12,919	13,137	13,096	13,525	13,180	12,834	12,573	12,603	12,391	12,657	12,528	12,503	12,664	12,180	11,548	11,658	12,016	12,272	11,984	11,664	11,790	11,708	11,419	11,734	11,311	11,173	10,407	10,445	11,066	11,126	10,952	11,569	11,466	12,173	12,322	13,076	13,266	13,072	13,378	13,466	13,847	13,727	13,727	13,760	13,520	13,224	13,496	13,858	14,009	13,642	13,033	13,007	13,262	13,249	12,818	12,568	11,899	11,543	13,186	13,481	13,465	13,064	13,215	13,009	12,976	13,100	12,961	12,408	12,365	12,361	12,355	12,361	11,779	11,625	11,488	11,729	11,493	11,961	11,700	11,942	12,306	12,584	12,502	12,694	12,419	12,250	12,144	12,295	12,315	12,100	11,926	11,907	11,740	11,586	11,432	11,218	11,015	10,841	11,479	11,600	11,461	11,357	11,223	10,726		11,036	10,801	10,176	10,008	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569	40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381	31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497	23,399	24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478	24,917	27,484	29,934	26,878	23,535	24,948	24,416	24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207	22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543	16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490		18,726	14,621	14,061	10,333	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 26,844	25,958	24,973	25,155	24,679	23,169	23,002	22,223	21,595	22,275	21,949	21,995	20,831	22,415	22,584	23,644	23,143	23,179	22,864	23,924	23,293	23,313	21,539	21,637	22,855	22,016	20,986	22,095	22,187	22,978	21,337	20,042	22,143	22,198	22,459	23,771	22,108	22,812	20,787	18,885	20,644	20,521	19,824	23,535	22,490	23,519	21,903	20,941	20,173	18,828	19,723	18,822	19,027	19,314	19,384	19,839	18,842	18,097	17,725	16,274	16,217	15,134	12,879	13,321	14,040	13,514	13,065	12,810	12,367	10,872	13,291	14,987	16,225	15,322	15,095	14,833	14,415	15,419	15,810	14,418	15,637	15,641	15,495	15,278	13,937	14,692	15,245	16,771	16,201	16,749	16,578	16,760	16,527	15,749	16,008	16,874	16,034	15,176	15,103	14,782	14,340	14,149	13,362	13,366	13,433	13,509	13,535	13,732	13,145	12,773	12,342	12,334	12,079	12,166	11,649	11,411		12,120	10,911	9,946	9,287	10,000
S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 26,844	$ 25,958	$ 24,973	$ 25,155	$ 24,679	$ 23,169	$ 23,002	$ 22,223	$ 21,595	$ 22,275	$ 21,949	$ 21,995	$ 20,831	$ 22,415	$ 22,584	$ 23,644	$ 23,143	$ 23,179	$ 22,864	$ 23,924	$ 23,293	$ 23,313	$ 21,539	$ 21,637	$ 22,855	$ 22,016	$ 20,986	$ 22,095	$ 22,187	$ 22,978	$ 21,337	$ 20,042	$ 22,143	$ 22,198	$ 22,459	$ 23,771	$ 22,108	$ 22,812	$ 20,787	$ 18,885	$ 20,644	$ 20,521	$ 19,824	$ 23,535	$ 22,490	$ 23,519	$ 21,903	$ 20,941	$ 20,173	$ 18,828	$ 19,723	$ 18,822	$ 19,027	$ 19,314	$ 19,384	$ 19,839	$ 18,842	$ 18,097	$ 17,725	$ 16,274	$ 16,217	$ 15,134	$ 12,879	$ 13,321	$ 14,040	$ 13,514	$ 13,065	$ 12,810	$ 12,367	$ 10,872	$ 13,291	$ 14,987	$ 16,225	$ 15,322	$ 15,095	$ 14,833	$ 14,415	$ 15,419	$ 15,810	$ 14,418	$ 15,637	$ 15,641	$ 15,495	$ 15,278	$ 13,937	$ 14,692	$ 15,245	$ 16,771	$ 16,201	$ 16,749	$ 16,578	$ 16,760	$ 16,527	$ 15,749	$ 16,008	$ 16,874	$ 16,034	$ 15,176	$ 15,103	$ 14,782	$ 14,340	$ 14,149	$ 13,362	$ 13,366	$ 13,433	$ 13,509	$ 13,535	$ 13,732	$ 13,145	$ 12,773	$ 12,342	$ 12,334	$ 12,079	$ 12,166	$ 11,649	$ 11,411		$ 12,120	$ 10,911	$ 9,946	$ 9,287	$ 10,000